Board of Directors	12 Months Ended
Dec. 31, 2019
Board of Directors
Board of Directors

(G.4)   Board of Directors

Executive Board

Memberships on supervisory boards and other comparable governing bodies of enterprises, other than subsidiaries of SAP, on December 31, 2019

Christian Klein

Co-Chief Executive Officer

Intelligent Enterprise Group
Global Business Operations, IT Services

Jennifer Morgan

Co-Chief Executive Officer

Cloud Business Group

Intelligent Spend Group, Qualtrics, CX Product Engineering and Product Management

Board of Directors, Bank of New York Mellon, New York, NY, United States

Adaire Fox-Martin

Global Customer Operations

Global Sales, Regional Field Organizations, Line of Business Solutions Sales

Board of Directors, Equinix, Inc., Redwood City, CA, United States (from January 1, 2020)

Michael Kleinemeier

SAP Digital Business Services

Global Services Delivery, Regional Field Services

Supervisory Board, innogy SE, Essen, Germany (until October 4, 2019)
Board of Partners, E.Merck KG, Darmstadt, Germany (from January 27, 2019)

Supervisory Board, Merck KGaA, Darmstadt, Germany (from April 26, 2019)

Luka Mucic

Chief Financial Officer

Global Finance and Administration including Investor Relations, Internal Audit, and Data Protection & Privacy

Supervisory Board, HeidelbergCement AG (from May 9, 2019)

Jürgen Müller (from January 1, 2019)

Chief Technology Officer

Technology & Innovation

Technology and Innovation Strategy, SAP HANA, SAP Cloud Platform, SAP Leonardo, SAP Analytics

Stefan Ries

Chief Human Resources Officer, Labor Relations Director

HR Strategy, Business Transformation, Leadership Development, Talent Development

Supervisory Board, Rhein-Neckar Loewen GmbH, Kronau, Germany

Thomas Saueressig (from November 1, 2019)

SAP Product Engineering

Global Responsibility for all SAP Applications, Product Development and Delivery as well as Product Management for SAP S/4HANA, Supply Chain, SME, and Industry Solutions

Executive Board Members Who Left During 2019

Robert Enslin (until April 5, 2019)

Bernd Leukert (until March 31, 2019)

Bill McDermott (until November 15, 2019)

Supervisory Board

Memberships on supervisory boards and other comparable governing bodies of enterprises, other than subsidiaries of SAP, on December 31, 2019

Prof. Dr. h.c. mult. Hasso Plattner 2), 4), 6)

Chairman

Margret Klein-Magar 1), 2), 3)

Deputy Chairperson

Vice President, Head of SAP Alumni Relations

Chairperson of the Spokespersons’ Committee of Senior Managers of SAP SE

Pekka Ala-Pietilä 2), 6), 7)

Chairman of the Board of Directors, Huhtamäki Oyj,
Espoo, Finland

Chairman of the Board of Directors, Sanoma Corporation, Helsinki, Finland

Chairman of the Board of Directors, Netcompany A/S, Copenhagen, Denmark (until August 20, 2019)

Panagiotis Bissiritsas 1), 2), 3), 5)

Member of SAP SE Works Council and Member of SAP SE

Works Council (Europe)

Aicha Evans 2), 4), 7)

Chief Executive Officer and Member of the Board of Directors, Zoox, Inc., Foster City, CA, United States

Diane Greene 4), 6)

Board of Directors, Stripe Inc., San Francisco, CA, United States

Board of Directors, Alphabet, Inc., Mountain View, CA, United States (until June 19, 2019)

Prof. Dr. Gesche Joost 4), 7)

Professor for Design Research and Head of the Design Research Lab, University of Arts Berlin

Supervisory Board, Ottobock SE & Co. KGaA, Duderstadt, Germany
Supervisory Board, ING-DiBa AG, Frankfurt, Germany

Monika Kovachka-Dimitrova (from May 15, 2019) 1), 4), 7)

Chief Project Expert Development

Member of SAP SE Works Council (Europe)

Lars Lamadé 1), 2), 4)

Head of Sponsorships Europe and Asia

Supervisory Board, Rhein-Neckar Loewen GmbH, Kronau, Germany

Bernard Liautaud 2), 4), 6)

Managing Partner Balderton Capital, London, United Kingdom

Board of Directors, nlyte Software Ltd., London, United Kingdom

Board of Directors, Vestiaire Collective SA, Levallois-Perret, France

Board of Directors, Dashlane, Inc., New York, NY, United States

Board of Directors, Recorded Future, Inc., Cambridge, MA, United States (until July 3, 2019)

Board of Directors, eWise Group, Inc., Redwood City, CA, United States

Board of Directors, Qubit Digital Ltd., London, United Kingdom

Board of Directors, Aircall.io, New York City, NY, United States

Board of Directors, Virtuo Technologies, Paris, France

Board of Directors, The Hut Group, Manchester, United Kingdom

Board of Directors, Peakon Aps, Copenhagen, Denmark

Board of Directors, Tim Talent SAS, Paris, France

Board of Directors, Citymapper Ltd., London, United Kingdom

Board of Directors, Toucan Toco SAS, Paris, France (from November 14, 2019)

Board of Directors, Containous SAS, Lyon, France (from December 16, 2019)

Gerhard Oswald (from January 1, 2019) 3), 4), 5), 7)

Managing Director of Oswald Consulting GmbH, Walldorf, Germany

Advisory Board, TSG 1899 Hoffenheim Fußball-Spielbetriebs GmbH, Sinsheim, Germany

Christine Regitz 1), 2), 4), 5)

Vice President User Experience

Chief Product Expert

Dr. Friederike Rotsch 2), 3), 5)

Group General Counsel and Head of Group Legal & Compliance, Merck KGaA, Darmstadt, Germany

Heike Steck (from May 15, 2019) 1), 4), 7)

Senior Operations Manager

Member of SAP SE Works Council and Member of SAP SE Works Council (Europe)

Christa Vergien-Knopf (from May 15, 2019) 1), 4, 7)

Member of SAP SE Works Council and Member of SAP SE Works Council (Europe)

Dr. Gunnar Wiedenfels (from May 15, 2019) 3), 5)

Chief Financial Officer, Discovery Communications, Inc., New York, NY, United States

Board of Directors, Motor Trend Group, LLC, El Segundo, CA, United States

Board of Directors, OWN LLC, West Hollywood, CA, United States

Board of Directors, Scripps Networks Interactive (Asia) Pte. Ltd., Singapore (until April 1, 2019)

James Wright (from May 15, 2019) 1), 3), 4), 5)

Chairman of SAP SE Works Council (Europe)

Ralf Zeiger (from May 15, 2019) 1), 2), 7)

Chairman of SAP SE Works Council and Member of SAP SE Works Council (Europe)

Supervisory Board Members Who Left During 2019

Martin Duffek (until May 15, 2019)

Andreas Hahn (until May 15, 2019)

Dr. Erhard Schipporeit (until May 15, 2019)

Robert Schuschnig-Fowler (until May 15, 2019)

Dr. Sebastian Sick (until May 15, 2019)

Pierre Thiollet (until May 15, 2019)

1) Appointed by the SAP SE Works Council (Europe)
2) Member of the Company’s General and Compensation Committee
3) Member of the Company’s Audit Committee
4) Member of the Company’s Technology and Strategy Committee
5) Member of the Company’s Finance and Investment Committee
6) Member of the Company’s Nomination Committee
7) Member of the Company’s People and Organization Committee